Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Excludes interest and dividend income in Insurance investment result	$ 388	$ 365
Excludes interest expense in Insurance investment result	39	43
Dividend income	$ 975	$ 996